SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 May 13, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               88
                                                  -----------------------

Form 13F Information Table Value Total:             91719 (x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1197    12802 SH            SOLE           9502           3300
Abbott Labs                    COM              002824100      880    17940 SH            SOLE           7640          10300
Accenture PLC                  SHS CL A         G1151C101      987    17950 SH            SOLE          17950
Air Prods & Chems Inc          COM              009158106      552     6125 SH            SOLE           3125           3000
American Express               COM              025816109      690    15256 SH            SOLE          15256
Apple Computer Inc             COM              037833100      775     2225 SH            SOLE           2225
AT&T                           COM              00206R102      419    13675 SH            SOLE          12258           1417
Auto Data Processing           COM              053015103     1364    26577 SH            SOLE          16227          10350
B O K Financial Cp New         COM NEW          05561Q201      618    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103     1033    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      309    23187 SH            SOLE          16567           6620
Bard                           COM              067383109      297     2990 SH            SOLE           2990
Becton Dickinson & Co          COM              075887109      284     3570 SH            SOLE            570           3000
Berkshire Hathaway Cl A        CL A             084670108     1253       10 SH            SOLE              0             10
Berkshire Hathaway Cl B        CL B             084670207      383     4585 SH            SOLE           4585
BHP Billiton Ltd ADR           Spons ADR        05545E209      388     4044 SH            SOLE             44           4000
Brown & Brown Inc              COM              115236101      522    20240 SH            SOLE          20240
Caterpillar Inc                COM              149123101      533     4788 SH            SOLE           4788
Chevron Corp                   COM              166764100     1088    10122 SH            SOLE          10122
Church & Dwight Co Inc         COM              171340102      337     4250 SH            SOLE           3200           1050
Cisco Systems Inc              COM              17275R102     1295    75512 SH            SOLE          62512          13000
Citigroup Inc                  COM              172967101     1025   231800 SH            SOLE         231800
Clorox Company                 COM              189054109     1051    15000 SH            SOLE           9500           5500
Coca Cola                      COM              191216100     1019    15358 SH            SOLE           8590           6768
Colgate Palmolive Co           COM              194162103      534     6611 SH            SOLE           1611           5000
Costco                         COM              22160k105      739    10086 SH            SOLE           9786            300
Devon Energy                   COM              25179m103     2442    26605 SH            SOLE          18080           8525
Disney Walt Co                 COM              254687106      330     7651 SH            SOLE           7401            250
Eaton Corp                     COM              278058102      444     8000 SH            SOLE              0           8000
Eli Lilly & Co                 COM              532457108      239     6800 SH            SOLE           1800           5000
Emerson Electric               COM              291011104     2479    42425 SH            SOLE          21225          21200
Energen Corp                   COM              29265N108      252     4000 SH            SOLE              0           4000
Exxon Mobil                    COM              30231G102     5588    66421 SH            SOLE          28150          38271
General Electric               COM              369604103     1852    92349 SH            SOLE          81255          11094
General Mills Inc              COM              370334104      324     8860 SH            SOLE            860           8000
Genuine Parts Co               COM              372460105      268     5000 SH            SOLE              0           5000
Google Inc Class A             COM              38259P508      320      545 SH            SOLE            495             50
Hewlett-Packard Company        COM              428236103      203     4958 SH            SOLE           4958
Home Depot                     COM              437076102      739    19952 SH            SOLE          18952           1000
IBM                            COM              459200101     1756    10768 SH            SOLE           6736           4032
Illinois Tool Works            COM              452308109      377     7025 SH            SOLE           7025
Intel                          COM              458140100      393    19491 SH            SOLE          17491           2000
iShares                        MSCI ACWI EX     464288240     2182    48000 SH            SOLE          48000
iShares                        MSCI EAFE IDX    464287465      556     9249 SH            SOLE           9249
iShares                        MSCI Emerg Mkts  464287234      600    12319 SH            SOLE          11819            500
iShares                        Russell 1000 Gr  464287614     8706   143968 SH            SOLE         143968
iShares                        Russell 3000 Idx 464287689      369     4660 SH            SOLE           4660
iShares                        S&P 500 Idx      464287200     8096    60868 SH            SOLE          60868
Johnson & Johnson              COM              478160104     2516    42469 SH            SOLE          32069          10400
JP Morgan Chase & Co           COM              46625H100      350     7584 SH            SOLE           7584
Kinder Morgan Mgmt LLC         COM              49455U100     1675    25539 SH            SOLE          15558           9981
Kraft Foods Inc                CL A             50075N104     1424    45416 SH            SOLE          28916          16500
Lowes Companies                COM              548661107      219     8300 SH            SOLE           8300
McDonalds                      COM              580135101     1356    17821 SH            SOLE           7821          10000
McGraw Hill                    COM              580645109      390     9900 SH            SOLE           9300            600
Medcohealth Solutions          COM              58405u102      348     6201 SH            SOLE           2258           3943
Medtronic Inc                  COM              585055106      877    22299 SH            SOLE          15299           7000
Merck & Co                     COM              589331107      771    23346 SH            SOLE           9246          14100
Microsoft                      COM              594918104     2016    79384 SH            SOLE          54226          25158
MV Oil Trust                   TR UNITS         553859109      678    17400 SH            SOLE           3400          14000
Northern Trust 	Corp           COM              665859104      321     6332 SH            SOLE           6332
OGE Energy Corp.               COM              670837103      516    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      330    11010 SH            SOLE          11010
Oracle Corporatio              COM              68389X105      284     8500 SH            SOLE           8500
Panhandle Oil & Gas Inc        COM              698477106      237     7500 SH            SOLE           7500
Paychex Inc                    COM              704326107      333    10625 SH            SOLE          10625
Pepsico Inc                    COM              713448108      726    11266 SH            SOLE           6266           5000
Pfizer                         COM              717081103      821    40409 SH            SOLE          29533          10876
Pinnacle West Capital Cp       COM              723484101      333     7780 SH            SOLE           7780
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      412    13500 SH            SOLE          13500
Procter & Gamble               COM              742718109     2247    36480 SH            SOLE          19880          16600
Royal Dutch Shell PLC          SPONS ADR A      780259206      393     5400 SH            SOLE           5400
Sigma Aldrich Corp             COM              826552101      694    10900 SH            SOLE           5900           5000
SPDR S&P 500 ETF               UNIT SER 1 S&P   78462F103      437     3299 SH            SOLE           3299
State Street Corp              COM              857477103      328     7308 SH            SOLE           7308
Stryker                        COM              863667101      603     9925 SH            SOLE           4925           5000
Sysco                          COM              871829107      766    27650 SH            SOLE          26150           1500
T. Rowe Price Group Inc        COM              74144t108      644     9700 SH            SOLE           7700           2000
Target                         COM              87612E106      728    14560 SH            SOLE          11960           2600
Techne Corp Common             COM              878377100      286     4000 SH            SOLE              0           4000
United Parcel Service B        COM              911312106      891    11982 SH            SOLE          10982           1000
US Bancorp                     COM              902973304     1347    50950 SH            SOLE          45006           5944
Vanguard Emerging Markets ETF  EMR MKT ETF      922042858     2802    57245 SH            SOLE          57245
Verizon Communications         COM              92343v104      474    12300 SH            SOLE          11900            400
Walgreen Company               COM              931422109     1445    36000 SH            SOLE          36000
Wal Mart Stores Inc            COM              931142103     1177    22620 SH            SOLE          16907           5713
Western Union                  COM              959802109      939    45227 SH            SOLE          40227           5000
Windstream Corp                COM              97381W104      496    38511 SH            SOLE          23410          15101

REPORT SUMMARY                                      TOTAL   $ 91719 (x 1000)


